Financial Instruments carried at Fair Value - Reconciliation of Financial Instruments Categorized in Level 3 (Detail) - EUR (€) € in Millions		Jun. 30, 2018		Jun. 30, 2017
Balance, beginning of period [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets		€ 4,148		€ 5,012
Positive market values from derivative financial instruments		7,340		9,798
Other trading assets		4,426		5,674
Non-trading financial assets mandatory at fair value through profit and loss		4,573		0
Financial assets designated at fair value through profit or loss		91		1,601
Financial assets mandatory at fair value through other comprehensive income		231		0
Financial assets available for sale		0		4,153
Other financial assets at fair value		47		33
Total financial assets held at fair value		20,855	[1]	26,271
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities		2		52
Negative market values from derivative financial instruments		5,992		8,857
Other trading liabilities		0		0
Financial liabilities designated at fair value through profit or loss		1,444		2,229
Other financial liabilities at fair value		(298)		(848)
Total financial liabilities held at fair value		7,139		10,290
Changes in the group of consolidated companies [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets		0		0
Positive market values from derivative financial instruments		0		0
Other trading assets		0		(7)
Non-trading financial assets mandatory at fair value through profit and loss		0		0
Financial assets designated at fair value through profit or loss		0		0
Financial assets mandatory at fair value through other comprehensive income		0		0
Financial assets available for sale		0		(2)
Other financial assets at fair value		0		0
Total financial assets held at fair value		0		(8)
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities		0		0
Negative market values from derivative financial instruments		0		0
Other trading liabilities		0		0
Financial liabilities designated at fair value through profit or loss		0		(7)
Other financial liabilities at fair value		0		0
Total financial liabilities held at fair value		0		(7)
Total gains/ losses [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	[2]	19		(24)
Positive market values from derivative financial instruments	[2]	471		(638)
Other trading assets	[2]	117		(317)
Non-trading financial assets mandatory at fair value through profit and loss	[2]	207		0
Financial assets designated at fair value through profit or loss	[2]	(49)		(62)
Financial assets mandatory at fair value through other comprehensive income	[2]	(2)	[3]	0
Financial assets available for sale	[2]	0		121	[4]
Other financial assets at fair value	[2]	(3)		(2)
Total financial assets held at fair value	[2],[5]	761	[6]	(921)	[7]
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities	[2]	1		(3)
Negative market values from derivative financial instruments	[2]	407		(544)
Other trading liabilities	[2]	0		0
Financial liabilities designated at fair value through profit or loss	[2]	(187)		(36)
Other financial liabilities at fair value	[2]	(204)		140
Total financial liabilities held at fair value	[2],[5]	16	[6]	(442)	[7]
Purchases [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets		1,228		843
Positive market values from derivative financial instruments		0		0
Other trading assets		606		924
Non-trading financial assets mandatory at fair value through profit and loss		1,413		0
Financial assets designated at fair value through profit or loss		0		88
Financial assets mandatory at fair value through other comprehensive income		71		0
Financial assets available for sale		0		93
Other financial assets at fair value		0		0
Total financial assets held at fair value		3,319		1,948
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities		0		0
Negative market values from derivative financial instruments		0		0
Other trading liabilities		0		0
Financial liabilities designated at fair value through profit or loss		0		0
Other financial liabilities at fair value		0		0
Total financial liabilities held at fair value		0		0
Sales [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets		(1,437)		(1,176)
Positive market values from derivative financial instruments		0		0
Other trading assets		(921)		(1,734)
Non-trading financial assets mandatory at fair value through profit and loss		(414)		0
Financial assets designated at fair value through profit or loss		0		(76)
Financial assets mandatory at fair value through other comprehensive income		(25)		0
Financial assets available for sale		0		(61)
Other financial assets at fair value		0		0
Total financial assets held at fair value		(2,796)		(3,048)
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities		0		0
Negative market values from derivative financial instruments		0		0
Other trading liabilities		0		0
Financial liabilities designated at fair value through profit or loss		0		0
Other financial liabilities at fair value		0		0
Total financial liabilities held at fair value		0		0
Issuances [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	[8]	0		0
Positive market values from derivative financial instruments	[8]	0		0
Other trading assets	[8]	940		261
Non-trading financial assets mandatory at fair value through profit and loss	[8]	1		0
Financial assets designated at fair value through profit or loss	[8]	0		71
Financial assets mandatory at fair value through other comprehensive income	[8]	0		0
Financial assets available for sale	[8]	0		0
Other financial assets at fair value	[8]	0		0
Total financial assets held at fair value	[8]	941		332
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities	[8]	0		0
Negative market values from derivative financial instruments	[8]	0		0
Other trading liabilities	[8]	0		0
Financial liabilities designated at fair value through profit or loss	[8]	309		119
Other financial liabilities at fair value	[8]	0		0
Total financial liabilities held at fair value	[8]	309		119
Settlements [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	[9]	(318)		(229)
Positive market values from derivative financial instruments	[9]	9		(645)
Other trading assets	[9]	(402)		(622)
Non-trading financial assets mandatory at fair value through profit and loss	[9]	(780)		0
Financial assets designated at fair value through profit or loss	[9]	(23)		(318)
Financial assets mandatory at fair value through other comprehensive income	[9]	(7)		0
Financial assets available for sale	[9]	0		(537)
Other financial assets at fair value	[9]	(9)		(14)
Total financial assets held at fair value	[9]	(1,530)		(2,364)
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities	[9]	0		(44)
Negative market values from derivative financial instruments	[9]	23		(444)
Other trading liabilities	[9]	0		0
Financial liabilities designated at fair value through profit or loss	[9]	(107)		(102)
Other financial liabilities at fair value	[9]	4		36
Total financial liabilities held at fair value	[9]	(80)		(554)
Transfers into Level 3 [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	[10]	1,087		1,162
Positive market values from derivative financial instruments	[10]	1,521		2,204
Other trading assets	[10]	603		584
Non-trading financial assets mandatory at fair value through profit and loss	[10]	247		0
Financial assets designated at fair value through profit or loss	[10]	0		117
Financial assets mandatory at fair value through other comprehensive income	[10]	3		0
Financial assets available for sale	[10]	0		208
Other financial assets at fair value	[10]	212		0
Total financial assets held at fair value	[10]	3,672		4,274
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities	[10]	120		0
Negative market values from derivative financial instruments	[10]	1,073		844
Other trading liabilities	[10]	0		0
Financial liabilities designated at fair value through profit or loss	[10]	17		70
Other financial liabilities at fair value	[10]	60		(18)
Total financial liabilities held at fair value	[10]	1,269		897
Transfers out of Level 3 [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	[10]	(835)		(752)
Positive market values from derivative financial instruments	[10]	(1,371)		(2,498)
Other trading assets	[10]	(234)		(569)
Non-trading financial assets mandatory at fair value through profit and loss	[10]	(348)		0
Financial assets designated at fair value through profit or loss	[10]	(2)		(256)
Financial assets mandatory at fair value through other comprehensive income	[10]	(165)		0
Financial assets available for sale	[10]	0		(25)
Other financial assets at fair value	[10]	(32)		0
Total financial assets held at fair value	[10]	(2,987)		(4,100)
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities	[10]	(1)		0
Negative market values from derivative financial instruments	[10]	(1,182)		(1,697)
Other trading liabilities	[10]	0		0
Financial liabilities designated at fair value through profit or loss	[10]	(146)		(370)
Other financial liabilities at fair value	[10]	(39)		54
Total financial liabilities held at fair value	[10]	(1,368)		(2,013)
Balance, end of period [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets		3,891		4,836
Positive market values from derivative financial instruments		7,970		8,221
Other trading assets		5,136		4,194
Non-trading financial assets mandatory at fair value through profit and loss		4,899		0
Financial assets designated at fair value through profit or loss		17		1,166
Financial assets mandatory at fair value through other comprehensive income		106		0
Financial assets available for sale		0		3,950
Other financial assets at fair value		216		18
Total financial assets held at fair value		22,235		22,384
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities		121		5
Negative market values from derivative financial instruments		6,312		7,016
Other trading liabilities		0		0
Financial liabilities designated at fair value through profit or loss		1,329		1,904
Other financial liabilities at fair value		(476)		(636)
Total financial liabilities held at fair value		€ 7,286		€ 8,289

[1]	Opening balance have been restated due to reassessment of trades due to IFRS 9.
[2]	Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets available for sale reported in the consolidated statement of income and unrealized net gains (losses) on financial assets available for sale and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in level 1 or level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.
[3]	Total gains and losses on financial assets mandatory at fair value through OCI include a loss of 6 million recognized in other comprehensive income, net of tax and a loss of 3 million recognized in the income statement presented in net gains (losses).
[4]	Total gains and losses on financial assets available for sale include a gain of 26 million recognized in other comprehensive income, net of tax, and a gain of 23 million recognized in the income statement presented in net gains (losses) on financial assets available for sale.
[5]	For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains.
[6]	This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of 73 million and for total financial liabilities held at fair value this is a loss of 19 million. The effect of exchange rate changes is reported in accumulated other comprehensive income, net of tax.
[7]	This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a loss of 327 million and for total financial liabilities held at fair value this is a gain of 75 million. The effect of exchange rate changes is reported in accumulated other comprehensive income, net of tax.
[8]	Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower.
[9]	Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements.
[10]	Transfers in and transfers out of level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year.